Segment and Geographical Information - Additional Information (Details) $ in Thousands	12 Months Ended
	Mar. 31, 2025 CAD ($) segment	Mar. 31, 2024 CAD ($) segment
Disclosure of major customers [line items]
Number of reportable segments | segment	3	3
Number of operating segments | segment	3	3
Revenues	$ 473,481	$ 491,125
Accounts receivable and other receivables	95,270	98,808
One customer | Canada
Disclosure of major customers [line items]
Revenues		53,614
Accounts receivable and other receivables	$ 10,210
One customer | Canada | Revenue Benchmark | Customer Concentration Risk
Disclosure of major customers [line items]
Concentration risk percentage	10.00%
One customer | Canada | Accounts Receivable and Other Receivables Benchmark | Customer Concentration Risk
Disclosure of major customers [line items]
Concentration risk percentage	10.00%
Two Customers | Canada
Disclosure of major customers [line items]
Revenues		$ 118,320
Two Customers | Canada | Revenue Benchmark | Customer Concentration Risk
Disclosure of major customers [line items]
Concentration risk percentage		10.00%